Stock Based Compensation (Tables)	12 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of the Breakdown of Stock Based Compensation by Categories	The breakdown of stock based compensation by categories for the year ended June 30, 2023, for the periods from March 30, 2022 (inception) through June 30, 2022, and for the period from July 1, 2021 through March 29, 2022 (predecessor), are summarized below:
	For the year ended June 30, 2023	For the Period from March 30, 2022 (inception) through June 30, 2022	For the Period from July 1, 2021 through March 29, 2022 (Predecessor)
Research and development	$155,646	$12,971	$95,835
General and administrative	253,949	21,162	—
Total stock based compensation	$409,595	$34,133	$95,835

Schedule of Estimated the Fair Value of the Stock Options	The Company estimated the fair value of the stock options using the Black-Scholes option pricing model. The fair value of employee stock options issued was estimated using the following assumptions:
Grant date	May 27, 2022
Exercise price	$0.001
Estimated stock price	$0.11
Expected volatility	120.0%
Expected term (in years)	4.00
Risk-free interest rate	3.00%

Schedule of Summarizes Stock Option Activity	The following table summarizes stock option activity during the period from March 30, 2022 (inception) to June 30, 2022:
	Stock Option Outstanding	Exercise Prices	Average Remaining Contractual Life (In Years)
Balance, March 30, 2022	—	$—	—
Granted	15,000,000	$0.001	4.00
Exercised	(15,000,000)	$0.001	—
Balance, June 30, 2022	—	$—	—

Schedule of Early-Exercised Stock Option’s Vesting Activity	A summary of early-exercised stock option’s vesting activity during the period ended June 30, 2022 and for the year ended June 30, 2023 is as follows:
	Number of Shares	Weighted- Average Grant Date Fair Value per share
Balance of early-exercised stock option at March 30, 2022	—	$—
Early exercise of stock option	15,000,000	$0.11
Vested early-exercised stock option	(175,000)	$0.11
Balance of unvested early-exercised stock option at June 30, 2022	14,825,000	$0.11
Vested early-exercised stock option	(3,887,500)	$0.11
Balance of unvested early-exercised stock option at June 30, 2023	10,937,500	$0.11